Convertible Debt and Warrant Liability (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of convertible debt

Six Months Ended June 30, 2023

Balance at December 31, 2022	$10,911
Convertible Notes issued during the period	7,330
Conversions	(16,296)
Payments	(2,351)
Unrealized loss	2,215
Convertible Notes liability at June 30, 2023	$1,809

Years ended December 31,
2022

Balance at the beginning of the year	$-
Convertible Debt issued during the period	7,034
Unrealized loss	3,877
Convertible Debt Liability at the end of the year	$10,911

Schedule of fair value option

	June 30, 2023	December 31, 2022
Convertible Notes fair value	$1,809	$10,911
Convertible Notes, contractual principal outstanding	1,353	10,000
Fair value less unpaid principal balance	$456	$911

Amount
Convertible debt fair value	$10,911
2022 Convertible Notes, contractual principal outstanding	$10,000
Fair value less unpaid principal balance	$911

Schedule of warrant liability

June 30, 2023

Balance at December 31, 2022	$374
Warrants issued during the period	9,754
Series A warrants exercised during the period	(3,300)
Unrealized gain	(4,319)
Warrant liability at June 30, 2023	$2,509

Years ended December 31,
2022

Balance at the beginning of the year	$-
Warrants issued during the period	1,966
Unrealized Gain	(1,592)
Warrant Liability at the end of the year	$374